SHORT-TERM INVESTMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure Of Short Term Investment [Line Items]
Deferred gain on Warrants	$ 631,714	$ 0
Current borrowings	$ 842,286	0
Surge Battery Metals Inc [Member]
Disclosure Of Short Term Investment [Line Items]
Number of common share purchase warrants	13,400,000
Warrants, Exercise Price	$ 0.55
Fair value of Warrants	$ 4,451,480	0
Unrealized loss on warrants	372,520	0
Deferred gain on Warrants	631,714	$ 0
Borrowings	1,895,142
Current borrowings	$ 842,286